Commitments and contingencies (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 294,188	$ 0
Lease liabilities, current	93,077	0
Lease liabilities, noncurrent	170,966	$ 0
Total operating lease liabilities	$ 264,043
Weighted average remaining lease term (years)	3 years 5 months 1 day
Weighted average discount rate	4.75%